CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Current assets:
Cash and cash equivalents	$ 395,858	¥ 2,564,287	¥ 1,012,127
Short-term investments	56,038	363,000	2,524,420
Loans receivable, net	85,329	552,745	15,500
Accounts receivable, net	11,877	76,937	26,942
Inventories	149,049	965,510	621,772
Advances to suppliers	14,129	91,526	53,593
Prepayments and other current assets	$ 19,749	¥ 127,930	201,021
Deferred tax assets			2,595
Total current assets	$ 732,029	¥ 4,741,935	¥ 4,457,970
Non-current assets:
Long-term investment	5,012	32,468
Investment security	20,987	135,952
Property, equipment and software, net	$ 8,652	¥ 56,045	¥ 50,721
Intangible assets, net			111
Goodwill	$ 2,361	¥ 15,291	15,291
Deferred tax assets	599	3,880	9,152
Other non-current assets	942	6,102	16,185
Total non-current assets	38,553	249,738	91,460
Total assets	770,582	4,991,673	4,549,430
Current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB171,282 and RMB156,454 as of December 31, 2014 and 2015, respectively. Note 1)
Accounts payable	159,036	1,030,200	889,960
Advances from customers	16,144	104,577	67,737
Short-term loans	261	1,688	9,857
Tax payable	15,699	101,696	83,590
Accrued expenses and other current liabilities	15,783	102,242	123,398
Total current liabilities	206,923	1,340,403	¥ 1,174,542
Non-current liabilities:
Long-term loans	536	3,470
Other non-current liabilities	585	3,788	¥ 5,155
Total non-current liabilities	1,121	7,258	5,155
Total liabilities	$ 208,044	¥ 1,347,661	¥ 1,179,697
Commitments and contingencies (Note 17)
Shareholders' equity:
Ordinary shares (US$0.00025 par value, 1,000,000,000 shares authorized (including 840,000,000 Class A, 60,000,000 Class B and 100,000,000 discretionary) as of December 31, 2014 and 2015, 89,407,395 Class A ordinary shares issued and 86,400,288 outstanding, 58,804,840 Class B ordinary shares issued and outstanding as of December 31, 2014; 90,977,104 Class A ordinary shares issued and 87,829,756 outstanding, 58,804,840 Class B ordinary shares issued and outstanding as of December 31, 2015)	$ 37	¥ 239	¥ 237
Additional paid-in capital	445,423	2,885,358	2,829,220
Statutory reserves	2,711	17,560	¥ 2,826
Treasury stock	(137)	(890)
Retained earnings	101,879	659,947	¥ 551,765
Accumulated other comprehensive income/(loss)	10,522	68,176	(15,905)
Jumei's shareholders' equity	560,435	3,630,390	3,368,143
Noncontrolling interests	2,103	13,622	1,590
Total shareholders' equity	562,538	3,644,012	3,369,733
Total liabilities and shareholders' equity	$ 770,582	¥ 4,991,673	¥ 4,549,430